5. EXPLORATION AND EVALUATION ASSETS: Schedule of Exploration and Evaluation Assets (Tables)	12 Months Ended
Sep. 30, 2018
Tables/Schedules
Schedule of Exploration and Evaluation Assets

Exploration and Evaluation Assets for the year ended September 30, 2018

	USA				Canada			Peru

	Horsethief	Bellview	BP	Others	Haldane	KRL	Others	Yanac	Others	Total

Balance at September 30, 2017	$158,020	$83,942	$216,126	$22,830	$-	$-	$1,174,169	$410,630	$212,390	$2,278,107

Additions during the year
Acquisition costs:
Property acquisition	-	-	-	-	242,000	19,000	-	-	-	261,000
	-	-	-	-	242,000	19,000	-	-	-	261,000
Exploration expenditures:
Aircraft charter	-	-	-	-	13,397	2,545	14,072	-	-	30,014
Camp, travel and meals	3,432	1,203	134	-	35,549	-	4,444	-	2,341	47,103
Community relations	-	-	-	-	2,928	-	-	-	-	2,928
Field equipment rental	514	-	-	-	21,038	-	-	-	-	21,552
Field supplies and maps	282	-	-	-	8,187	-	32	-	-	8,501
Geochemical	-	-	-	-	31,248	-	-	-	-	31,248
Geological consulting	11,063	-	-	-	112,659	-	5,257	-	15,652	144,631
Legal and accounting	763	533	1,720	181	4,418	-	-	-	4,206	11,821
Licence and permits	48,971	9,613	30,995	3,304	-	-	-	5,833	-	98,716
Office and administrative fees	-	-	-	-	-	-	-	207	5,708	5,915
Rent	-	-	-	-	-	-	-	-	2,436	2,436
	65,025	11,349	32,849	3,485	229,424	2,545	23,805	6,040	30,343	404,865

Less:
Recovered exploration expenditures	-	-	-	(3,277)	-	-	-	-	-	(3,277)
Write-down of properties	-	-	-	-	-	-	-	-	(263,937)	(263,937)

Net additions	65,025	11,349	32,849	208	471,424	21,545	23,805	6,040	(233,594)	398,651

Foreign currency translation	-	-	-	-	-	-	-	2,549	21,204	23,753

Balance at September 30, 2018	$223,045	$95,291	$248,975	$23,038	$471,424	$21,545	$1,197,974	$419,219	$-	$2,700,511

Exploration and Evaluation Assets for the year ended September 30, 2017

	USA				Canada	Peru

	Horsethief	Bellview	BP	Others		Yanac	Others	Total

Balance at September 30, 2016	$15,149	$31,411	$112,750	$21,193	$1,174,169	$510,781	$628,492	$2,493,945

Additions during the year
Acquisition costs:
Claim staking	8,867	-	12,960	-	-	-	-	21,827
	8,867	-	12,960	-	-	-	-	21,827
Exploration expenditures:
Camp, travel and meals	12,906	4,527	4,527	-	-	1,830	539	24,329
Field supplies and maps	109	109	109	-	-	-	-	327
Geological consulting	86,552	32,131	32,130	-	-	7,437	21,736	179,986
Insurance	-	-	-	-	-	899	-	899
Legal and accounting	1,045	730	2,356	249	-	2,226	7,585	14,191
Licence and permits	24,982	9,751	46,010	3,295	-	5,648	34,294	123,980
Office and administrative fees	-	-	-	-	-	8,497	7,985	16,482
Rent	1,336	1,334	1,335	-	-	346	1,538	5,889
Reporting, drafting, sampling and analysis	7,074	3,949	3,949	-	-	103	-	15,075
	134,004	52,531	90,416	3,544	-	26,986	73,677	381,158

Less:
Recovered exploration expenditures	-	-	-	(1,907)	-	-	-	(1,907)
Write-down of properties	-	-	-	-	-	(114,319)	(469,457)	(583,776)

Net additions / (subtractions)	142,871	52,531	103,376	1,637	-	(87,333)	(395,780)	(182,698)

Foreign currency translation	-	-	-	-	-	(12,818)	(20,322)	(33,140)

Balance at September 30, 2017	$158,020	$83,942	$216,126	$22,830	$1,174,169	$410,630	$212,390	$2,278,107